Schedule of Investments (unaudited) January 31, 2021	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Arizona — 6.3%
Arizona Health Facilities Authority, Refunding RB, Series A, 5.00%, 02/01/42	$3,300	$3,451,470
Arizona Industrial Development Authority, Refunding RB(a)
Series A, 5.50%, 07/01/52	215	231,288
Series G, 5.00%, 07/01/47	430	475,477
Pinal County Electric District No.3, Refunding RB
4.75%, 07/01/21(b)	680	692,784
4.75%, 07/01/31	3,070	3,125,966
Salt Verde Financial Corp., RB
5.00%, 12/01/32	1,095	1,478,852
5.00%, 12/01/37	4,885	7,099,908
University Medical Center Corp., Refunding RB, 6.00%, 07/01/21(b)	1,600	1,638,864

		18,194,609

Arkansas — 2.5%
Arkansas Development Finance Authority, RB, AMT, 4.50%, 09/01/49(a)	1,550	1,707,992
City of Benton Arkansas, RB, (MAC), 4.00%, 06/01/39	755	826,483
City of Fort Smith Arkansas Water & Sewer Revenue, Refunding RB, 4.00%, 10/01/40	1,250	1,391,488
City of Little Rock Arkansas, RB, 4.00%, 07/01/41	2,645	2,805,895
Pulaski County Public Facilities Board, RB, 5.00%, 12/01/42	465	538,995

		7,270,853

California — 14.8%
ABC Unified School District, GO, Series C, (NPFGC), 0.00%, 08/01/33(c)	3,420	2,746,670
California Infrastructure & Economic Development Bank, Refunding RB, Series A, 4.00%, 11/01/45	3,330	3,550,612
California Statewide Communities Development Authority, Refunding RB, Series A, 4.00%, 12/01/53	725	767,623
Carlsbad Unified School District, GO, CAB, Series B, 6.00%, 05/01/34	1,500	1,767,480
Golden State Tobacco Securitization Corp., Refunding RB
Series A-1, 3.50%, 06/01/36	990	1,013,037
Series A-2, 5.00%, 06/01/47	830	863,333
Hartnell Community College District, GO, CAB,
Series D, 7.00%, 08/01/34(d)	2,475	3,161,788
Norman Y Mineta San Jose International Airport SJC, Refunding RB
Series A, AMT, (BAM), 4.00%, 03/01/42	2,460	2,718,644
Series A-1, AMT, 5.75%, 03/01/34	3,000	3,012,480
Norwalk-La Mirada Unified School District, Refunding GO, CAB, Series E, (AGC), 0.00%, 08/01/38(c)	12,000	7,798,320
Palomar Community College District, GO, CAB
Series B, 0.00%, 08/01/30(c)	2,270	2,066,041
Series B, Convertible, 6.20%, 08/01/39(d)	4,000	5,314,840
San Diego Community College District, GO, CAB, 6.00%, 08/01/33	4,200	5,573,778

Security	Par (000)	Value

California (continued)
State of California, Refunding GO
5.00%, 02/01/38	$2,000	$2,188,860
4.00%, 10/01/44	510	560,062

		43,103,568

Colorado — 0.5%
Colorado Educational & Cultural Facilities Authority, Refunding RB, 5.00%, 10/01/59(a)	970	1,040,402
Colorado Health Facilities Authority, Refunding RB, Series A, 4.00%, 08/01/49	295	332,943

		1,373,345

Connecticut — 0.3%
Connecticut State Health & Educational Facilities Authority, Refunding RB, Series F, 5.00%, 07/01/21(b)	950	969,190

District of Columbia — 0.9%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, Series A, 5.00%, 10/01/53	2,505	2,600,390

Florida — 7.9%
Capital Trust Agency, Inc., RB, Series A, 5.00%, 06/15/49(a)	100	106,302
City of Tampa Florida, RB, CAB(c)
Series A, 0.00%, 09/01/49	465	164,875
Series A, 0.00%, 09/01/53	500	147,370
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/38	365	428,908
County of Miami-Dade Florida, RB, CAB(c)
0.00%, 10/01/32	5,000	3,778,950
0.00%, 10/01/33	15,375	11,184,544
County of Miami-Dade Seaport Department, ARB, Series B, AMT, 6.00%, 10/01/32	3,000	3,418,170
County of Osceola Florida Transportation Revenue, Refunding RB, CAB(c)
Series A-2, 0.00%, 10/01/41	445	230,732
Series A-2, 0.00%, 10/01/42	595	297,030
Series A-2, 0.00%, 10/01/43	540	258,968
Series A-2, 0.00%, 10/01/44	550	254,001
Series A-2, 0.00%, 10/01/45	465	206,818
Escambia County Health Facilities Authority, Refunding RB, 4.00%, 08/15/45	1,000	1,156,410
Greater Orlando Aviation Authority, ARB, Sub-Series A, AMT, 5.00%, 10/01/52	1,130	1,330,112
Palm Beach County Health Facilities Authority, RB, Series B, 5.00%, 11/15/42	125	148,060

		23,111,250

Georgia — 0.6%
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 05/15/43	525	642,369
Municipal Electric Authority of Georgia, RB
4.00%, 01/01/49	415	474,470
5.00%, 01/01/56	565	682,000

		1,798,839

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hawaii — 1.3%
State of Hawaii Department of Budget & Finance, Refunding RB
5.25%, 11/15/37	$600	$646,164
AMT, 4.00%, 03/01/37	2,770	3,095,198

		3,741,362

Idaho — 1.2%
Idaho Health Facilities Authority, RB, Series A, 5.00%, 03/01/39	3,000	3,383,160

Illinois — 7.4%
Chicago Board of Education, GO
Series C, 5.25%, 12/01/35	1,235	1,381,360
Series D, 5.00%, 12/01/46	1,635	1,812,349
Series H, 5.00%, 12/01/36	375	444,690
Chicago Board of Education, Refunding GO
Series C, 5.00%, 12/01/25	550	651,843
Series C, 5.00%, 12/01/34	370	442,076
Series D, 5.00%, 12/01/26	675	821,617
Series F, 5.00%, 12/01/22	505	543,940
Chicago Midway International Airport, Refunding ARB, Series A, 2nd Lien, AMT, 5.00%, 01/01/41	1,900	2,077,688
Chicago O’Hare International Airport, Refunding RB, Series B, AMT, 4.00%, 01/01/29	2,400	2,474,184
Chicago Transit Authority Sales Tax Receipts Fund, RB, 5.25%, 12/01/21(b)	1,000	1,042,540
Illinois Housing Development Authority, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 4.13%, 10/01/38	1,020	1,161,097
Metropolitan Pier & Exposition Authority, RB, Series A, 5.00%, 06/15/57	590	688,170
Metropolitan Pier & Exposition Authority, Refunding RB, 4.00%, 06/15/50	455	503,071
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 06/01/21(b)	1,700	1,733,320
State of Illinois, GO
5.00%, 02/01/39	1,000	1,102,990
5.50%, 05/01/39	1,610	2,035,362
Series A, 5.00%, 04/01/38	200	215,734
Series D, 5.00%, 11/01/28	1,585	1,884,771
Upper Illinois River Valley Development Authority, Refunding RB, 5.00%, 01/01/55(a)	610	636,572

		21,653,374

Iowa — 0.8%
Iowa Finance Authority, Refunding RB, Series B, 5.25%, 12/01/50(e)	2,050	2,296,656

Kansas — 1.0%
City of Lenexa Kansas, Refunding RB, Series A, 5.00%, 05/15/39	640	700,934
Kansas City Industrial Development Authority, ARB, AMT, (AGM), 4.00%, 03/01/57	1,015	1,161,120
Seward County Unified School District No.480 Liberal, Refunding GO, 5.00%, 09/01/39	1,085	1,163,836

		3,025,890

Kentucky — 5.9%
County of Boyle KY, Refunding RB, 5.00%, 06/01/37	2,000	2,334,760
Kentucky Economic Development Finance Authority, RB, Series A, 5.38%, 01/01/23(b)	3,400	3,738,266

Security	Par (000)	Value

Kentucky (continued)
Kentucky Economic Development Finance Authority, Refunding RB, Series B, (NPFGC), 0.00%, 10/01/23(c)	$8,500	$8,181,165
Kentucky Public Transportation Infrastructure Authority, RB, CAB(d)
Series C, Convertible, 6.45%, 07/01/34	1,000	1,196,530
Series C, Convertible, 6.60%, 07/01/39	1,395	1,646,630

		17,097,351

Louisiana(b) — 0.9%
City of Alexandria Louisiana Utilities Revenue, RB, 5.00%, 05/01/24	1,790	2,070,905
Louisiana Public Facilities Authority, RB, 6.50%, 05/01/21	600	609,516

		2,680,421

Maine — 0.2%
Maine State Housing Authority, RB, S/F Housing, Series C, 3.95%, 11/15/43	505	566,696

Maryland — 0.4%
Anne Arundel County Consolidated Special Taxing District, ST
5.13%, 07/01/36	260	269,544
5.25%, 07/01/44	260	267,595
Maryland Community Development Administration, Refunding RB, S/F Housing, Series A, 4.10%, 09/01/38	590	629,294

		1,166,433

Massachusetts — 2.2%
Massachusetts Development Finance Agency, RB
Series A, 5.25%, 01/01/42	900	1,022,859
Series A, 5.00%, 01/01/47	1,010	1,126,110
Massachusetts Development Finance Agency, Refunding RB
4.00%, 07/01/39	1,375	1,480,655
5.00%, 04/15/40	600	665,322
Series A, 4.00%, 06/01/49	235	267,721
Massachusetts Housing Finance Agency RB, Series D-1, 2.55%, 12/01/50	440	446,178
Massachusetts Housing Finance Agency, RB, M/F Housing
Series A, 3.85%, 06/01/46	35	38,317
Series C-1, 2.90%, 12/01/39	365	385,246
Massachusetts Housing Finance Agency, Refunding RB, S/F Housing, Series 182, AMT, 3.30%, 12/01/28	1,000	1,075,760

		6,508,168

Michigan — 4.3%
Michigan Finance Authority, RB, Series C-2, AMT, Senior Lien, 5.00%, 07/01/22(b)	360	383,951
Michigan Finance Authority, Refunding RB, 4.00%, 11/15/46	900	998,091
Michigan State Hospital Finance Authority, Refunding RB, Series C, 4.00%, 06/01/22(b)	4,150	4,364,015
Michigan State Housing Development Authority, RB, M/F Housing, Series A-1, 3.35%, 10/01/49	3,245	3,438,370
Michigan State Housing Development Authority, RB, S/F Housing
Series A, 4.00%, 06/01/49	875	972,291
Series B, 2.95%, 12/01/39	375	395,438

2

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan (continued)
Michigan State Housing Development Authority, RB, S/F Housing (continued) Series C, 4.13%, 12/01/38	$285	$299,133
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	1,250	1,519,300

		12,370,589

Minnesota — 1.8%
City of Otsego MN, Refunding RB, Series A, 5.00%, 09/01/44	700	719,908
City of Spring Lake Park Minnesota, RB, 5.00%, 06/15/39	1,760	1,947,845
Housing & Redevelopment Authority of The City of St. Paul Minnesota, RB, Series A, 5.50%, 07/01/52(a)	305	325,429
Minneapolis-St Paul Metropolitan Airports Commission, Refunding RB, Sub Series D, AMT, 5.00%, 01/01/41	460	547,368
Minnesota Higher Education Facilities Authority, RB
Series 8-K, 4.00%, 03/01/43	615	636,918
Series B, 4.25%, 05/01/40	1,070	1,002,087

		5,179,555

Mississippi — 0.2%
County of Warren Mississippi, RB, Series A, 5.38%, 12/01/35	600	624,738

Missouri — 2.6%
Health & Educational Facilities Authority of the State of Missouri, RB
5.25%, 10/01/21(b)	500	517,110
4.13%, 02/15/43	700	723,268
Series A, 5.00%, 10/01/23(b)	750	846,893
Series A, 5.00%, 06/01/42	860	1,046,362
Series A, 5.00%, 06/01/47	1,230	1,484,573
Series C-2, 5.00%, 10/01/34	1,500	1,664,535
Missouri Development Finance Board, RB, Series B, 5.00%, 11/01/41	1,350	1,391,647

		7,674,388

Nebraska — 1.7%
Central Plains Energy Project, RB, 5.00%, 09/01/42	900	964,917
Douglas County Hospital Authority No.3, Refunding RB, 5.00%, 11/01/45	600	701,742
Nebraska Public Power District, Refunding RB
Series A, 5.00%, 01/01/32	2,535	2,645,957
Series A, 4.00%, 01/01/44	600	619,728

		4,932,344

Nevada — 0.6%
County of Clark Department of Aviation, Refunding RB, Series A-2, Sub Lien, 4.25%, 07/01/36	1,500	1,676,880
Nevada Department of Business & Industry, RB, Series A, 5.00%, 07/15/37(a)	125	133,887

		1,810,767

New Hampshire(a) — 0.3%
New Hampshire Business Finance Authority, Refunding RB
Series B, 4.63%, 11/01/42	505	529,084
Series C, AMT, 4.88%, 11/01/42	220	231,794

		760,878

New Jersey — 9.2%
Middlesex County Improvement Authority, RB, Series B, 6.25%, 01/01/37(f)(g)	1,510	30,200

Security	Par (000)	Value

New Jersey (continued)
New Jersey Economic Development Authority, RB
Series B, 4.50%, 06/15/40	$1,930	$2,276,087
Series DDD, 5.00%, 06/15/42	160	189,581
AMT, (AGM), 5.13%, 07/01/42	300	329,748
Series B, AMT, 5.63%, 11/15/30	990	1,103,880
New Jersey Health Care Facilities Financing Authority, Refunding RB
Series A, 4.63%, 07/01/21(b)	770	784,353
Series A, 5.63%, 07/01/21(b)	2,560	2,618,317
Series A, 5.00%, 07/01/25	500	534,650
New Jersey Higher Education Student Assistance Authority, RB, Series B, AMT, 3.50%, 12/01/39	1,120	1,193,226
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series B, AMT, 3.25%, 12/01/39	1,970	2,052,326
New Jersey Transportation Trust Fund Authority, RB
Series A, 5.00%, 06/15/42	395	416,926
Series AA, 5.00%, 06/15/38	290	327,590
Series AA, 5.00%, 06/15/45	2,055	2,418,100
Series AA, 5.00%, 06/15/46	600	681,228
Series AA, 3.00%, 06/15/50	210	218,184
Series B, 5.50%, 06/15/31	2,000	2,039,540
New Jersey Transportation Trust Fund Authority, RB, CAB, Series A, 0.00%, 12/15/35(c)	1,600	1,120,096
New Jersey Transportation Trust Fund Authority, Refunding RB
4.00%, 12/15/39	820	945,509
Series A, 5.00%, 12/15/36	240	295,723
New Jersey Turnpike Authority, RB, Series E, 5.00%, 01/01/45	820	951,216
South Jersey Transportation Authority, RB, Series A, 4.00%, 11/01/50	455	527,468
Tobacco Settlement Financing Corp., Refunding RB, Sub-Series B, 5.00%, 06/01/46	4,770	5,678,160

		26,732,108

New Mexico — 0.3%
New Mexico Hospital Equipment Loan Council, Refunding RB, Series VIC, 5.00%, 08/01/44	680	797,620

New York — 7.1%
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	1,825	1,841,516
Metropolitan Transportation Authority, Refunding RB
Series A, 5.00%, 11/15/41	30	31,687
Series C-1, 4.75%, 11/15/45	1,700	2,056,286
Series C-1, 5.00%, 11/15/50	550	676,110
Series C-1, 5.25%, 11/15/55	810	1,011,625
Series C-1, 5.00%, 11/15/56	320	367,686
Series D, 5.00%, 11/15/31	650	772,376
New York City Housing Development Corp. RB, Series I-1, (FHA), 2.55%, 11/01/45	1,775	1,812,807
New York City Industrial Development Agency, RB
(AMBAC), 5.00%, 01/01/39	1,100	1,101,760
(AGC), 6.50%, 01/01/46	300	301,413
New York Counties Tobacco Trust IV, Refunding RB, Series A, 6.25%, 06/01/41(a)	1,400	1,422,624
New York Counties Tobacco Trust VI, Refunding RB, Series C, 4.00%, 06/01/51	1,000	1,009,370
New York Liberty Development Corp., Refunding RB, Series 2, Class 2, 5.15%, 11/15/34(a)	640	702,035

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/60	$350	$413,060
New York State Housing Finance Agency RB, Series L-1, (SONYMA), 2.50%, 11/01/45	2,635	2,691,969
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	315	391,435
AMT, 5.00%, 10/01/40	900	1,110,654
Port Authority of New York & New Jersey, Refunding ARB
Consolidated, 186th Series, AMT, 5.00%, 10/15/36	470	544,650
Consolidated, 186th Series, AMT, 5.00%, 10/15/44	950	1,085,688
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C, 5.13%, 06/01/51	1,160	1,296,335

		20,641,086

North Carolina — 0.3%
North Carolina Medical Care Commission, RB, 4.00%, 11/01/52	630	735,720

North Dakota — 0.3%
County of Burleigh North Dakota, Refunding RB, Series A, 5.00%, 07/01/21(b)	720	734,537

Ohio — 4.3%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	3,800	4,429,394
City of Dayton Ohio Airport Revenue, Refunding RB, Series A, AMT, (AGM), 4.00%, 12/01/32	3,000	3,123,840
County of Montgomery Ohio, Refunding RB, 4.00%, 11/15/42	1,050	1,167,999
Ohio Air Quality Development Authority, RB, AMT, 5.00%, 07/01/49(a)	650	728,312
Ohio Housing Finance Agency, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 4.00%, 09/01/48	40	43,637
State of Ohio, Refunding RB, Series A, 5.00%, 01/15/41	3,010	3,146,112

		12,639,294

Oklahoma — 0.9%
Oklahoma City Public Property Authority, Refunding RB
5.00%, 10/01/36	800	916,464
5.00%, 10/01/39	280	319,318
Oklahoma Development Finance Authority, RB, Series B, 5.50%, 08/15/52	680	810,376
Oklahoma Turnpike Authority, RB, Series A, 4.00%, 01/01/48	420	478,729

		2,524,887

Oregon — 1.4%
Oregon Health & Science University, RB, Series A, 4.00%, 07/01/37	575	670,531
Oregon State Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/45	2,485	2,737,227
State of Oregon Housing & Community Services Department, RB, S/F Housing, Series C, 3.95%, 07/01/43	525	589,286

		3,997,044

Pennsylvania — 9.5%
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB, Series B, AMT, 5.00%, 07/01/35	575	691,892
Commonwealth Financing Authority, RB, (AGM), 4.00%, 06/01/39	2,785	3,243,690

Security	Par (000)	Value

Pennsylvania (continued)
Delaware River Port Authority, RB, 4.50%, 01/01/32	$3,000	$3,357,780
Mckeesport Area School District, Refunding GO, CAB, (FGIC, SAW), 0.00%, 10/01/31(c)(h)	500	419,530
Montgomery County Higher Education and Health Authority, Refunding RB, Series A, 4.00%, 09/01/49	565	624,105
Pennsylvania Economic Development Financing Authority, RB
Series A-1, 4.00%, 04/15/50	780	910,907
AMT, 5.00%, 12/31/38	1,610	1,871,883
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	810	860,795
Pennsylvania Higher Education Assistance Agency, RB, Series B, AMT, Subordinate, 3.00%, 06/01/47	155	153,262
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 127B, 3.88%, 10/01/38	670	734,910
Series 128B, 3.85%, 04/01/38	1,505	1,677,849
Pennsylvania Turnpike Commission, RB
Series C, 5.00%, 12/01/39	850	995,359
Series A, Subordinate, 4.00%, 12/01/49	710	819,425
Sub-Series A-1, Subordinate, 5.00%, 12/01/41	2,735	3,231,785
Pottsville Hospital Authority, Refunding RB, Series B, 5.00%, 07/01/45	2,000	2,420,580
School District of Philadelphia, Refunding GO, Series F, (SAW), 5.00%, 09/01/37	800	963,440
State Public School Building Authority, Refunding RB, Series A, (SAW), 5.00%, 06/01/34	3,825	4,652,003

		27,629,195

Puerto Rico — 5.9%
Children’s Trust Fund, Refunding RB
5.50%, 05/15/39	495	507,954
5.63%, 05/15/43	530	536,439
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB
Series A, Senior Lien, 5.00%, 07/01/33	2,145	2,260,680
Series A, Senior Lien, 5.13%, 07/01/37	615	650,688
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	1,593	1,782,870
Series A-1, Restructured, 5.00%, 07/01/58	6,444	7,318,194
Series A-2, Restructured, 4.33%, 07/01/40	861	951,724
Series A-2, Restructured, 4.78%, 07/01/58	1,459	1,635,043
Puerto Rico Sales Tax Financing Corp. Sales Tax
Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	4,827	1,526,539

		17,170,131

Rhode Island — 3.4%
Rhode Island Health and Educational Building Corp., Refunding RB, Series A, (AGM), 3.75%, 05/15/32	1,845	2,132,562
Rhode Island Student Loan Authority, RB, Series A, AMT, 3.63%, 12/01/37	1,565	1,671,498
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/40	1,000	1,151,960
Series B, 4.50%, 06/01/45	2,725	2,895,912
Series B, 5.00%, 06/01/50	2,000	2,162,440

		10,014,372

4

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Carolina — 1.9%
South Carolina Jobs-Economic Development Authority, RB, 5.00%, 01/01/55(a)	$755	$737,363
South Carolina Jobs-Economic Development Authority, Refunding RB, Series A, 5.00%, 05/01/38	1,895	2,329,751
South Carolina Public Service Authority, RB, Series E, 5.00%, 12/01/48	2,125	2,371,458

		5,438,572

Tennessee — 2.9%
Chattanooga Health Educational & Housing Facility Board, RB, Series A, 5.25%, 01/01/23(b)	2,945	3,231,225
Chattanooga-Hamilton County Hospital Authority, Refunding RB, Series A, 5.00%, 10/01/44	875	954,091
Greeneville Health & Educational Facilities Board, Refunding RB, Series A, 4.00%, 07/01/40	615	693,154
Johnson City Health & Educational Facilities Board, RB, Series A, 5.00%, 08/15/42	1,200	1,270,344
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Series A, 5.00%, 07/01/40	1,075	1,257,417
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Building, RB, Series A, 5.00%, 07/01/46	945	1,090,653

		8,496,884

Texas — 9.1%
Brazos Higher Education Authority, Inc., RB, Series 1B, AMT, Subordinate, 3.00%, 04/01/40	105	101,056
Central Texas Turnpike System, RB
Series C, 5.00%, 08/15/37	1,970	2,272,612
Series C, 5.00%, 08/15/42	1,480	1,668,833
City of Houston Texas Airport System Revenue, Refunding RB, Sub-Series A, AMT, 4.00%, 07/01/47	310	354,318
Harris County-Houston Sports Authority, Refunding RB, CAB, Series A, Senior Lien, (AGM, NPFGC), 0.00%, 11/15/38(c)	5,000	2,320,800
Leander Independent School District, Refunding GO, CAB(c)
Series D, (PSF), 0.00%, 08/15/24(b)	550	324,445
Series D, (PSF), 0.00%, 08/15/35	5,450	3,183,127
Midland County Fresh Water Supply District No.1, RB, CAB, Series A, 0.00%, 09/15/38(c)	16,780	8,686,503
North Texas Tollway Authority, Refunding RB, 4.25%, 01/01/49	930	1,081,385
Red River Education Finance Corp., RB, 5.25%, 03/15/23(b)	1,140	1,262,812
Tarrant County Cultural Education Facilities Finance Corp., RB, Series B, 5.00%, 07/01/35	440	561,625
Texas Department of Housing & Community Affairs, RB, S/F Housing, Series A, (GNMA), 4.25%, 09/01/43	300	328,983
Texas Municipal Gas Acquisition & Supply Corp. III Refunding RB, 5.00%, 12/15/32(i)	115	157,998
Texas Municipal Gas Acquisition & Supply Corp. III, RB, 5.00%, 12/15/32	2,080	2,268,531
Texas Transportation Commission, RB, CAB(c) 0.00%, 08/01/35	420	259,573
0.00%, 08/01/36	235	137,748
0.00%, 08/01/37	305	169,199
0.00%, 08/01/38	315	165,564

Security	Par (000)	Value

Texas (continued)
Texas Transportation Commission, RB, CAB(c) (continued)
0.00%, 08/01/44	$1,370	$518,627
0.00%, 08/01/45	1,800	646,362

		26,470,101

Utah — 0.5%
Utah Charter School Finance Authority, Refunding RB
5.25%, 06/15/37(a)	205	230,367
(UT CSCE), 4.00%, 04/15/42	600	645,606
5.38%, 06/15/48(a)	260	287,609
Utah Housing Corp., RB, S/F Housing, Series D-2, Class III, (FHA), 4.00%, 01/01/36	375	408,615

		1,572,197

Vermont — 0.1%
Vermont Student Assistance Corp., RB, Series A, AMT, 4.25%, 06/15/32	335	349,589

Virginia — 2.0%
Ballston Quarter Community Development Authority, TA, Series A, 5.38%, 03/01/36	780	788,775
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	1,030	1,041,176
Virginia Housing Development Authority, RB, S/F Housing, Series E, 3.15%, 12/01/49	1,515	1,620,747
Virginia Small Business Financing Authority, RB
AMT, 5.00%, 01/01/48(a)(e)	745	753,180
AMT, Senior Lien, 6.00%, 01/01/37	1,440	1,550,102

		5,753,980

Washington — 0.7%
King County Housing Authority, Refunding RB, 3.00%, 06/01/40	725	779,912
Port of Seattle Washington, ARB, Series A, AMT, 5.00%, 05/01/43	625	744,156
Washington Health Care Facilities Authority, Refunding RB, 5.00%, 09/01/55	470	598,122

		2,122,190

West Virginia — 0.3%
West Virginia Hospital Finance Authority, RB, Series A, 4.00%, 06/01/51	730	819,228

Wisconsin — 1.0%
Public Finance Authority, RB, Series A, 5.00%, 10/15/50(a)	875	942,314
Public Finance Authority, Refunding RB, AMT, 4.00%, 08/01/35	435	437,923
WPPI Energy, Refunding RB, Series A, 5.00%, 07/01/37	1,330	1,531,375

		2,911,612

Total Municipal Bonds — 127.7% (Cost: $323,283,877)		371,445,161

Municipal Bonds Transferred to Tender Option Bond Trusts(j)

California — 0.5%
Los Angeles Unified School District, GO, Series B-1, 5.25%, 07/01/42(k)	1,182	1,495,028

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Colorado — 0.7%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.25%, 12/01/48(k)	$1,769	$2,158,174

Connecticut — 1.6%
Connecticut State Health & Educational Facilities Authority, Refunding RB, 5.00%, 12/01/45	3,902	4,576,265

District of Columbia — 0.8%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2, (FHA), 4.10%, 09/01/39	2,102	2,386,346

Florida — 1.6%
Greater Orlando Aviation Authority, ARB, Series A, AMT, 4.00%, 10/01/49	1,860	2,139,651
Pinellas County School Board, COP, Series A, 5.00%, 07/01/41	2,120	2,590,534

		4,730,185

Georgia — 0.6%
Georgia Housing & Finance Authority, Refunding RB, Series A, 3.70%, 06/01/49	1,567	1,745,410

Louisiana — 0.5%
State of Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, Series A, 1st Lien, 4.00%, 05/01/41	1,200	1,353,804

Maryland — 1.1%
Maryland Stadium Authority, RB, (ST INTERCEPT), 5.00%, 05/01/42	2,760	3,323,951

Massachusetts — 1.3%
Commonwealth of Massachusetts, GO, Series A, 5.00%, 01/01/46	3,018	3,796,727

Michigan — 1.9%
Michigan Finance Authority, RB, 4.00%, 02/15/47	2,759	3,175,585
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 4.05%, 10/01/48	2,142	2,373,230

		5,548,815

Minnesota — 1.9%
State of Minnesota, RB, Series A, 5.00%, 06/01/38	5,000	5,539,999

Nebraska — 0.3%
Nebraska Investment Finance Authority, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 3.70%, 03/01/47	818	941,195

Nevada — 1.0%
County of Clark Nevada, GO, Series A, 5.00%, 06/01/38	2,311	2,921,421

New Jersey — 1.7%
New Jersey Transportation Trust Fund Authority, RB, Series B, 5.25%, 06/15/36(k)	2,861	2,949,639
New Jersey Turnpike Authority, Refunding RB, Series G, 4.00%, 01/01/43	1,606	1,834,921

		4,784,560

New York — 9.0%
City of New York Water & Sewer System, RB, Series CC, 5.00%, 06/15/47	4,000	4,441,205
City of New York, Refunding GO, Series B, 4.00%, 08/01/32	1,600	1,780,960

Security	Par (000)	Value

New York (continued)
Hudson Yards Infrastructure Corp., RB(k)
5.75%, 02/15/21	$406	$406,677
5.75%, 02/15/47	249	250,175
New York City Housing Development Corp., Refunding RB, Series A, 4.15%, 11/01/38	1,650	1,860,788
New York City Transitional Finance Authority Building Aid Revenue, RB, Series S-1, (SAW), 4.00%, 07/15/42(k)	2,145	2,256,969
New York City Water & Sewer System, Refunding RB, Series BB, 4.00%, 06/15/47	6,000	6,396,180
New York Liberty Development Corp., ARB, 5.25%, 12/15/43	4,500	4,694,673
New York State Thruway Authority, Refunding RB, Series A, 5.00%, 03/15/31	2,360	2,430,776
Port Authority of New York & New Jersey, ARB, Series 221, AMT, 4.00%, 07/15/60	1,394	1,589,302

		26,107,705

Ohio — 0.7%
Northeast Ohio Regional Sewer District, Refunding RB, 4.00%, 11/15/49(k)	1,800	1,997,334

Pennsylvania — 1.3%
Commonwealth of Pennsylvania, GO, 1st Series, 4.00%, 03/01/36(k)	2,399	2,833,966
Philadelphia Authority for Industrial Development, RB, Series A, 4.00%, 07/01/44	914	986,428

		3,820,394

Rhode Island — 0.8%
Rhode Island Housing and Mortgage Finance Corp., Refunding RB, S/F Housing, Series 69-B, (FHLMC, FNMA, GNMA), 3.55%, 10/01/33	2,040	2,263,584

Texas — 4.9%
Aldine Independent School District, Refunding GO, (PSF-GTD), 5.00%, 02/15/42	2,609	3,242,051
City of San Antonio Texas Electric & Gas Systems Revenue, RB, Junior Lien, 5.00%, 02/01/23(b)	2,380	2,609,932
Houston Community College System, GO, 4.00%, 02/15/23(b)	2,160	2,328,804
Howe Independent School District, GO, (PSF-GTD), 4.00%, 08/15/43	1,680	1,947,792
San Antonio Public Facilities Corp., Refunding RB, 4.00%, 09/15/42	1,409	1,481,692
Texas Department of Housing & Community Affairs, RB, S/F Housing
Series A, (GNMA), 3.63%, 09/01/44	698	766,817
Series A, (GNMA), 3.00%, 09/01/45	494	525,396
Series A, (GNMA), 3.75%, 09/01/49	383	420,411
Series A, (GNMA), 3.00%, 03/01/50	936	995,507

		14,318,402

6

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington — 0.9%
Washington Health Care Facilities Authority, Refunding RB, Series B, 4.13%, 08/15/43	$2,213	$2,485,993

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 33.1% (Cost: $88,983,581)		96,295,292

Total Long-Term Investments — 160.8% (Cost: $412,267,458)		467,740,453

	Shares

Short-Term Securities

Money Market Funds — 0.8%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(l)(m)	2,192,714	2,193,152

Total Short-Term Securities — 0.8% (Cost: $2,193,152)		2,193,152

Total Investments — 161.6% (Cost: $414,460,610)		469,933,605

Other Assets Less Liabilities — 1.0%		2,912,941

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (19.3)%		(56,101,171)

VMTP Shares at Liquidation Value — (43.3)%		(125,900,000)

Net Assets Applicable to Common Shares — 100.0%		$290,845,375

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.

(d)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(e)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(i)	When-issued security.
(j)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(k)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between July 15, 2021 to February 15, 2047, is $8,975,112.

(l)	Affiliate of the Trust.
(m)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$4,003,899	$—	$(1,810,684	)(a)	$463	$(526)	$2,193,152	2,192,714	$179	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	40	03/22/21	$5,481	$13,539
Long U.S. Treasury Bond	18	03/22/21	3,037	48,245

				$61,784

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Investment Quality Municipal Trust, Inc. (BKN)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Trust’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$371,445,161	$—	$371,445,161
Municipal Bonds Transferred to Tender Option Bond Trusts	—	96,295,292	—	96,295,292
Short-Term Securities
Money Market Funds	2,193,152	—	—	2,193,152

	$2,193,152	$467,740,453	$—	$469,933,605

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$61,784	$—	$—	$61,784

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(56,081,385)	$—	$(56,081,385)
VMTP Shares at Liquidation Value	—	(125,900,000)	—	(125,900,000)

	$—	$(181,981,385)	$—	$(181,981,385)

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

Portfolio Abbreviation (continued)

COP	Certificates of Participation

FGIC	Financial Guaranty Insurance Co.

FHA	Federal Housing Administration

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

8

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Investment Quality Municipal Trust, Inc. (BKN)

Portfolio Abbreviation (continued)

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

PSF	Permanent School Fund

PSF-GTD	Permanent School Fund Guaranteed

RB	Revenue Bond

S/F	Single-Family

SAW	State Aid Withholding

SONYMA	State of New York Mortgage Agency

ST	Special Tax

TA	Tax Allocation

UT	Unlimited Tax

S C H E D U L E O F I N V E S T M E N T S	9